United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5536

                      (Investment Company Act File Number)


                              Hibernia Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                               Timothy S. Johnson
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 8/31/05


                Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments




Hibernia Capital Appreciation Fund
Portfolio of Investments
November 30, 2004 (unaudited)





    Shares                                                                             Value
                           Common Stocks--99.3%
                           Commercial Services--1.5%
   33,000                  McGraw-Hill Cos., Inc.                             $        2,895,090
   13,000                  Omnicom Group, Inc.                                         1,053,000
                           Total                                                       3,948,090
                           Communications--3.9%
   115,200                 BellSouth Corp.                                             3,089,664
   62,800           1      NEXTEL Communications, Inc., Class A                        1,787,288
   124,600                 Verizon Communications                                      5,137,258
                           Total                                                       10,014,210
                           Consumer Durables--0.8%
   84,563                  Ford Motor Co.                                              1,199,103
   25,400                  General Motors Corp.                                        980,186
                           Total                                                       2,179,289
                           Consumer Non-Durables--7.9%
   54,000                  Altria Group, Inc.                                          3,104,460
   23,500           1      Coach, Inc.                                                 1,171,240
   70,000                  Hershey Foods Corp.                                         3,626,000
   50,000                  Kimberly-Clark Corp.                                        3,180,500
   127,000                 PepsiCo, Inc.                                               6,338,570
   60,000                  Procter & Gamble Co.                                        3,208,800
                           Total                                                       20,629,570
                           Consumer Services--6.0%
   184,000                 Cendant Corp.                                               4,171,280
   175,000          1      Fox Entertainment Group, Inc., Class A                      5,145,000
   38,700                  Walt Disney Co.                                             1,040,256
   117,400                 Yum! Brands, Inc.                                           5,329,960
                           Total                                                       15,686,496
                           Distribution Services--1.1%
   98,100                  McKesson HBOC, Inc.                                         2,898,855
                           Electronic Technology--7.6%
   50,000           1      Applied Materials, Inc.                                     832,000
   224,720          1      Cisco Systems, Inc.                                         4,204,511
   107,900          1      Dell, Inc.                                                  4,372,108
   85,386                  Hewlett-Packard Co.                                         1,707,720
   201,432                 Intel Corp.                                                 4,502,005
   157,000          1      National Semiconductor Corp.                                2,427,220
   30,000                  Scientific-Atlanta, Inc.                                    888,600
   35,000                  Texas Instruments, Inc.                                     846,300
                           Total                                                       19,780,464
                           Energy Minerals--6.1%
   9,800                   Anadarko Petroleum Corp.                                    682,080
   35,300                  Apache Corp.                                                1,908,318
   40,000                  ChevronTexaco Corp.                                         2,184,000
   54,500                  ConocoPhillips                                              4,958,955
   120,410                 Exxon Mobil Corp.                                           6,171,013
                           Total                                                       15,904,366
                           Finance--19.8%
   55,000                  Allstate Corp.                                              2,777,500
   35,000                  Ambac Financial Group, Inc.                                 2,846,550
   52,395                  American Express Co.                                        2,918,925
   155,000                 Bank of America Corp.                                       7,171,850
   24,000                  Bear Stearns Cos., Inc.                                     2,341,920
   114,800                 Citigroup, Inc.                                             5,137,300
   129,600                 Countrywide Financial Corp.                                 4,304,016
   29,400                  Equity Office Properties Trust                              807,030
   42,200                  Golden West Financial Corp.                                 5,031,928
   27,500                  Goldman Sachs Group, Inc.                                   2,880,900
   109,900                 J.P. Morgan Chase & Co.                                     4,137,735
   39,200                  MetLife, Inc.                                               1,528,800
   206,100                 UNUMProvident Corp.                                         3,208,977
   87,197                  Wachovia Corp.                                              4,512,445
   48,780                  Washington Mutual Bank FA                                   1,985,834
                           Total                                                       51,591,710
                           Health Services--1.9%
   30,000                  Aetna, Inc.                                                 3,555,300
   49,100                  IMS Health, Inc.                                            1,108,187
   4,653            1      Medco Health Solutions, Inc.                                175,511
                           Total                                                       4,838,998
                           Health Technology--9.2%
   48,800           1      Amgen, Inc.                                                 2,929,952
   129,800                 Johnson & Johnson                                           7,829,536
   19,680                  Lilly (Eli) & Co.                                           1,049,535
   49,100                  Mylan Laboratories, Inc.                                    891,656
   244,000                 Pfizer, Inc.                                                6,775,880
   53,912           1      Zimmer Holdings, Inc.                                       4,399,219
                           Total                                                       23,875,778
                           Industrial Services--0.9%
   33,900                  Schlumberger Ltd.                                           2,224,857
                           Non-Energy Minerals--1.5%
   110,702                 Alcoa, Inc.                                                 3,761,654
                           Process Industries--1.6%
   51,000                  Air Products & Chemicals, Inc.                              2,919,750
   19,600                  Sigma-Aldrich Corp.                                         1,170,708
                           Total                                                       4,090,458
                           Producer Manufacturing--8.6%
   58,400                  3M Co.                                                      4,648,056
   14,700                  Caterpillar, Inc.                                           1,345,785
   151,500                 General Electric Co.                                        5,357,040
   26,550                  Graco, Inc.                                                 972,261
   32,400                  Molex, Inc.                                                 893,268
   29,400                  PACCAR, Inc.                                                2,296,140
   80,000                  Tyco International Ltd.                                     2,717,600
   43,200                  United Technologies Corp.                                   4,215,456
                           Total                                                       22,445,606
                           Retail Trade--7.4%
   94,000                  Home Depot, Inc.                                            3,924,500
   73,600                  SUPERVALU, Inc.                                             2,325,024
   55,900                  Sherwin-Williams Co.                                        2,493,140
   337,500                 TJX Cos., Inc.                                              7,944,750
   50,000                  Wal-Mart Stores, Inc.                                       2,603,000
                           Total                                                       19,290,414
                           Technology Services--8.1%
   35,000           1      Computer Sciences Corp.                                     1,893,500
   90,300                  Electronic Data Systems Corp.                               2,027,235
   50,000                  IBM Corp.                                                   4,712,000
   275,000                 Microsoft Corp.                                             7,372,750
   79,900           1      Symantec Corp.                                              5,098,419
                           Total                                                       21,103,904
                           Transportation--2.2%
   33,400                  Burlington Northern Santa Fe Corp.                          1,504,336
   44,200                  FedEx Corp.                                                 4,200,326
                           Total                                                       5,704,662
                           Utilities--3.2%
   33,400                  Constellation Energy Group                                  1,459,580
   54,700                  DTE Energy Co.                                              2,400,236
   77,200                  Exelon Corp.                                                3,220,012
   24,500                  Questar Corp.                                               1,244,845
                           Total                                                       8,324,673
                           Total Common Stocks (identified cost
                           $175,783,901)                                               258,294,054
                           Mutual Fund--0.2%
   479,900                 Fidelity Institutional Cash Treasury Money
                           Market Fund (at net asset value)                            479,900
                           Total Investments--99.5%
                           (identified cost $176,263,801)2                             258,773,954
                           Other assets and liabilities--net--0.5%                       1,328,172
                           Total Net assets--100%                              $        260,102,126

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts to
       $176,263,801.  The net unrealized appreciation of investments for federal tax purposes was $82,510,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,444,361 and net unrealized depreciation from investments for those securities having an excess of cost value of
       $3,934,208.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.













Hibernia Cash Reserve Fund
Portfolio of Investments
November 30, 2004 (unaudited)

   Principal
   Amount
   or Shares                                                                         Value
                             Commercial Paper--64.7%1
                            Communications--3.8%
$  6,000,000        2,3     BellSouth Corp., 2.000%, 12/1/2004                 $     6,000,000
                            Consumer Durables--3.7%
   6,000,000                Toyota Motor Credit Corp., 2.080%, 12/29/2004            5,990,293
                            Consumer Non-Durables--7.6%
   400,000                  Anheuser-Busch Cos., Inc., 2.000%, 12/15/2004            399,689
   2,600,000                Coca-Cola Co., 2.000%, 12/10/2004                        2,598,700
   3,100,000                Colgate-Palmolive Co., 1.930%, 12/2/2004                 3,099,834
   6,000,000                PepsiCo, Inc., 1.980%, 12/6/2004                         5,998,350
                            Total                                                    12,096,573
                            Finance--34.6%
   6,000,000                American Express Co., 2.060%, 12/30/2004                 5,990,043
   6,242,000                American General Investment Corp.,
                            (Guaranteed by American General Corp.),
                            2.070% - 2.190%, 12/22/2004 - 1/11/2005                  6,230,447
   6,000,000                CIESCO LP, 2.100%, 12/29/2004                            5,990,200
   4,940,000                ChevronTexaco Funding Corp., 1.930%,
                            12/22/2004 - 12/30/2004                                  4,933,379
   6,000,000                Citicorp, 1.880%, 12/7/2004                              5,998,120
   6,000,000                General Electric Capital Corp., 2.050%,
                            12/20/2004                                               5,993,508
   6,500,000                Household Finance Corp., 2.110%, 12/30/2004              6,488,952
   2,201,000                Paccar Financial Corp., 2.000%, 12/3/2004                2,200,755
   5,500,000                Prudential Funding Corp., 2.060%, 12/22/2004             5,493,391
   6,000,000                Variable Funding Capital Corp., 2.040%,
                            12/15/2004                                               5,995,240
                            Total                                                    55,314,035
                            Health Technology--3.8%
   6,000,000                Abbott Laboratories, 2.000%, 12/8/2004                   5,997,667
                            Process Industries--3.7%
   6,000,000                Du Pont (E.I.) de Nemours & Co., 2.070%,
                            12/27/2004                                               5,991,030
                            Retail Trade--7.5%
   6,006,000                Seven Eleven, Inc., 2.050% - 2.180%,
                            12/10/2004 - 1/3/2005                                    5,995,038
   6,000,000                Wal-Mart Stores, Inc., 2.000% , 12/14/2004               5,995,667
                            Total                                                    11,990,705
                            Total Commercial Paper                                   103,380,303
                             Government Agencies--22.6%4
                            Finance--22.6%
   1,000,000                Federal Home Loan Bank System, 1.265%,
                            3/15/2005                                                1,000,000
   1,000,000                Federal Home Loan Bank System, 1.300%,
                            4/27/2005                                                1,000,000
   1,000,000                Federal Home Loan Bank System, 1.350%,
                            4/29/2005                                                1,000,000
   2,000,000                Federal Home Loan Bank System, 1.450%,
                            3/11/2005                                                2,000,000
   2,000,000                Federal Home Loan Bank System, 1.500%,
                            5/4/2005                                                 2,000,000
   1,000,000                Federal Home Loan Bank System, 1.580%,
                            5/10/2005                                                1,000,000
   10,000,000               Federal Home Loan Bank System, 1.810% -
                            1.950%, 12/8/2004                                        9,996,344
   4,424,000                Federal Home Loan Bank System, 1.890%,
                            12/17/2004                                               4,420,284
   3,500,000                Federal Home Loan Bank System, 1.940%,
                            12/3/2004                                                3,499,623
   2,000,000                Federal Home Loan Bank System, 1.990%,
                            12/10/2004                                               1,999,005
   2,900,000                Federal Home Loan Bank System, 2.050%,
                            12/22/2004                                               2,896,532
   4,308,000                Federal Home Loan Mortgage Corp., 2.030%,
                            12/20/2004                                               4,303,385
   1,000,000                Federal National Mortgage Association,
                            1.270%, 4/25/2005                                        1,000,000
                            Total                                                    36,115,173
                            Mutual Fund--1.5%
   2,412,784                Fidelity Institutional Cash Treasury Money
                            Market Fund (at net asset value)                         2,412,784
                            Repurchase Agreement--11.2%
$  17,908,000               Repurchase agreement with Morgan Stanley &
                            Co., Inc., 1.870%, dated 11/30/2004 to be
                            repurchased at $17,908,930 on 12/1/2004,
                            collateralized by U.S. Treasury Agency
                            Obligation with maturity of 11/15/2011,
                            collateral market value $18,267,000.                     17,908,000
                            Total Investments--100.0%
                            (at amortized cost)5                                     159,816,260
                            Other assets and liabilities--net--(0.0)%                  (4,287)
                            Total Net assets--100%                              $     159,811,973

1      Rate shown represents yield to maturity.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004 these securities amounted to $6,000,000 which represents 3.8% of total net assets.
3      Denotes a restricted security, including securities purchased under
       Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At November 30, 2004, these securities amounted to $6,000,000 which represents 3.8% of total net assets.
4      These issues show the rate of discount at the time of purchase.
5      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.


Investment Valuation
 The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.




















Hibernia Louisiana Municipal Income Fund
Portfolio of Investments
November 30, 2004(unaudited)


   Principal                                                      Credit
   Amount                                                         Rating        1       Value
                         Municipal bonds--97.2%2
                        Guam--1.4%
$  1,020,000            Guam Airport Authority, Revenue
                        Bonds (Series A), 5.25%, 10/1/2014        AAA                $  1,129,507
                        Louisiana--95.8%
   1,000,000            Bossier City, LA, Revenue Bonds,
                        5.00% (FGIC INS), 12/1/2019               AAA                   1,052,600
   500,000              Bossier City, LA, Refunding Revenue
                        Bonds, 5.20% (FGIC INS)/(Original
                        Issue Yield: 5.35%), 11/1/2014            AAA                   535,435
   1,000,000            Calcasieu Parish, LA, IDB, Sales
                        Tax, 5.50% (FSA LOC), 11/1/2019           AAA                   1,087,910
   750,000              East Baton Rouge Parish, LA,
                        Refunding Revenue Bonds, 5.00% (FGIC
                        LOC)/(Original Issue Yield: 4.72%),
                        2/1/2013                                  AAA                   807,082
   1,500,000            East Baton Rouge Parish, LA,
                        Refunding Revenue Bonds, 5.40% (FGIC
                        INS)/(Original Issue Yield: 5.85%),
                        2/1/2018                                  AAA                   1,577,805
   1,250,000            East Baton Rouge Parish, LA, Sales &
                        Use Tax Revenue Bonds (Series ST),
                        5.90% (FGIC INS), 2/1/2017                AAA                   1,276,987
   225,000              East Baton Rouge, LA, Mortgage
                        Finance Authority, SFM Purchasing
                        Revenue Bonds (Series B), 5.40%
                        (FNMA COL), 10/1/2025                     NR                    226,055
   45,000               East Baton Rouge, LA, Mortgage
                        Finance Authority, SFM Revenue
                        Refunding Bonds (Series C), 7.00%,
                        4/1/2032                                  NR                    45,049
   730,000              Ernest N Morial-New Orleans, LA,
                        Exhibit Hall Authority, (Series C),
                        5.50% (MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.58%),
                        7/15/2018                                 AAA                   775,275
   270,000              Ernest N Morial-New Orleans, LA,
                        Exhibit Hall Authority, (Series C),
                        5.50% (MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.58%),
                        7/15/2018                                 AAA                   285,187
   125,000              Ernest N Morial-New Orleans, LA,
                        Exhibit Hall Authority, Special Tax,
                        5.60% (MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.65%),
                        7/15/2025                                                       133,062
   200,000              Ernest N Morial-New Orleans, LA,
                        Exhibit Hall Authority, Special Tax,
                        5.60% (MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.65%),
                        7/15/2025                                                       210,590
   875,000              Ernest N Morial-New Orleans, LA,
                        Exhibit Hall Authority, Special tax,
                        5.60% (MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.65%),
                        7/15/2025                                 AAA                   930,650
   1,300,000            Harahan, LA, Refunding Bonds, 6.10%,
                        6/1/2024                                  AA                    1,436,981
   1,575,000            Jefferson Parish, LA, Home Mortgage
                        Authority, Refunding Revenue Bonds
                        (Series A), 6.15% (FNMA and GNMA
                        COLs), 6/1/2028                           AAA                   1,653,356
   500,000              Jefferson Parish, LA, Home Mortgage
                        Authority, Revenue Bonds, 5.85%
                        (FNMA COL)/(GNMA LOC), 12/1/2028          AAA                   514,530
   1,000,000            Jefferson Parish, LA, School Board,
                        GO UT, 5.10% accrual (FSA
                        INS)/(Original Issue Yield: 5.10%),
                        3/1/2010                                  AAA                   831,110
   680,000              Jefferson, LA, Sales Tax District
                        Special Sales Tax Revenue, (Series
                        B), 5.75% (AMBAC LOC)/(Original
                        Issue Yield: 5.20%), 12/1/2014            AAA                   777,417
   500,000              Lafayette Parish, LA, School Board,
                        Refunding Revenue Bonds, 4.50% (FGIC
                        LOC)/(Original Issue Yield: 4.85%),
                        4/1/2013                                  AAA                   520,100
   1,500,000            Lafayette, LA, Public Improvement
                        Sales Tax, (Series A), 5.625% (FGIC
                        LOC)/(Original Issue Yield: 5.69%),
                        3/1/2025                                  AAA                   1,644,150
   1,305,000            Lafayette, LA, Public Power
                        Authority, (Series A), 5.00% (AMBAC
                        LOC)/(Original Issue Yield: 2.47%),
                        11/1/2008                                 AAA                   1,418,326
   20,000               Louisiana HFA, SFM Revenue Bonds
                        (Series A-2), 6.55%, 12/1/2026            NR                    20,190
   1,000,000            Louisiana Local Government
                        Environmental Facilities Community
                        Development Authority, (Series A)
                        Revenue Bonds, 5.20% (Original Issue
                        Yield: 5.30%), 6/1/2031                                         1,030,200
   1,835,000            Louisiana Local Government
                        Environmental Facilities Community
                        Development Authority, 5.50% (MBIA
                        Global Funding LLC LOC), 12/1/2012        AAA                   2,077,183
   1,500,000            Louisiana Local Government
                        Environmental Facilities Community
                        Development Authority, Refunding
                        Revenue Bonds, 5.00% (MBIA Insurance
                        Corp. LOC), 12/1/2032                     AAA                   1,512,405
   1,500,000            Louisiana Local Government
                        Environmental Facilities Community
                        Development Authority, Revenue
                        Bonds, 5.25% (AMBAC LOC), 12/1/2018       AAA                   1,659,585
   215,000              Louisiana PFA Hospital Revenue,
                        Refunding Revenue Bonds, 5.00%
                        (Louisiana Health System Coporate
                        Project)/(FSA LOC)/(Original Issue
                        Yield: 5.10%), 10/1/2013                  AAA                   230,398
   1,000,000            Louisiana PFA Hospital Revenue,
                        Revenue Bonds, 5.00% (Franciscan
                        Missionaries of Our Lady Health
                        System)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.24%),
                        7/1/2019                                  AAA                   1,030,070
   1,045,000            Louisiana PFA, (Series A) Refunding
                        Revenue Bonds, 5.125% (Tulane
                        University, LA)/(Original Issue
                        Yield: 5.25%), 7/1/2027                   AAA                   1,075,504
   1,000,000            Louisiana PFA, (Series A-2), 5.125%
                        (Original Issue Yield: 5.24%),
                        11/15/2017                                AAA                   1,074,830
   750,000              Louisiana PFA, 4.50%, 10/15/2010          AAA                   801,240
   1,500,000            Louisiana PFA, FHA Insured Mortgage
                        Revenue Bonds, 5.25% (Baton Rouge
                        General Medical Center), 7/1/2033         AAA                   1,544,340
   2,045,000            Louisiana PFA, Multifamily Housing
                        Revenue Bonds (Series A), 7.50%
                        (FHLMC COL), 6/1/2021                     AAA                   2,097,700
   1,000,000            Louisiana PFA, Revenue Bonds, 5.00%
                        (FSA LOC)/(Original Issue Yield:
                        5.38%), 8/1/2017                          AAA                   1,061,840
   1,500,000            Louisiana PFA, Revenue Bonds, 5.25%
                        (Xavier University of LA
                        Project)/(MBIA Insurance Corp. LOC),
                        9/1/2027                                  AAA                   1,560,105
   750,000              Louisiana PFA, Revenue Bonds, 6.00%
                        (General Health, Inc.)/(MBIA
                        Insurance Corp. INS)/(Original Issue
                        Yield: 6.15%), 11/1/2012                  AAA                   753,570
   500,000              Louisiana PFA, Revenue Bonds, 5.10%
                        (Tulane University, LA)/(MBIA
                        Insurance Corp. INS)/(Original Issue
                        Yield: 5.27%), 11/15/2021                 AAA                   530,715
   1,890,000            Louisiana PFA, Refunding Revenue
                        Bonds (Series A), 6.75% (Bethany
                        Home Project)/(FHA LOC), 8/1/2025         AAA                   1,894,007
   1,000,000            Louisiana PFA, Refunding Revenue
                        Bonds, 5.45% (AMBAC INS)/(Original
                        Issue Yield: 5.45%), 2/1/2013             NR                    1,005,670
   1,945,000            Louisiana Stadium and Expo District,
                        (Series B), 4.75% (FGIC
                        LOC)/(Original Issue Yield: 5.03%),
                        7/1/2021                                  AAA                   1,982,928
   1,500,000            Louisiana Stadium and Expo District,
                        Revenue Bonds, 5.75% (FGIC
                        INS)/(Original Issue Yield: 5.85%),
                        7/1/2026                                  AAA                   1,611,630
   1,000,000            Louisiana State Office Facilities,
                        Refunding Revenue Bonds, 4.70% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 4.79%), 11/1/2022                  AAA                   1,008,450
   1,000,000            Louisiana State Office Facilities,
                        Refunding Revenue Bonds, 4.75% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 4.88%), 11/1/2023                  AAA                   1,007,560
   500,000              Louisiana State Office Facilities,
                        Revenue Bonds, 5.375% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 5.43%), 3/1/2019                   AAA                   543,370
   1,250,000            Louisiana State University and
                        Agricultural and Mechanical College,
                        University & College Improvement
                        Refunding Revenue Bonds, 5.00%
                        (University of New Orleans
                        Project)/(AMBAC LOC), 10/1/2030                                 1,262,513
   1,500,000            Louisiana State, (Series A), 5.00%
                        (FGIC LOC)/(Original Issue Yield:
                        5.23%), 11/15/2015                        AAA                   1,605,465
   1,000,000            Louisiana State, (Series A), 5.00%
                        (FGIC LOC)/(Original Issue Yield:
                        5.42%), 11/15/2019                        AAA                   1,053,130
   1,000,000            Louisiana State, GO UT, (Series B),
                        5.00% (FSA INS)/(Original Issue
                        Yield: 5.17%), 4/15/2018                  AAA                   1,054,740
   2,000,000            Louisiana State, GO UT, (Series A),
                        5.00% (AMBAC INS), 10/15/2012             AAA                   2,205,140
   1,370,000            Monroe, LA, Sales & Use Tax, Revenue
                        Bonds, (Serise A), 4.70% (FGIC LOC),
                        7/1/2021                                  AAA                   1,398,263
   250,000              New Orleans, LA, Aviation Board,
                        Refunding Revenue Bonds, 6.00% (FSA
                        LOC)/(Original Issue Yield: 6.16%),
                        9/1/2019                                  AAA                   253,200
   990,000              New Orleans, LA, Home Mortgage
                        Authority, Special Obligation
                        Revenue Bonds, 6.25% (United States
                        Treasury COL)/(Original Issue Yield:
                        6.518%), 1/15/2011                        NR                    1,131,026
   100,000              New Orleans, LA, Housing Development
                        Corp., Multifamily Housing Revenue
                        Bonds, 7.375% (Southwood
                        Patio)/(FNMA COL)/(Original Issue
                        Yield: 7.50%), 8/1/2005                   AAA                   100,346
   2,000,000            New Orleans, LA, GO UT, 5.125% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 5.29%), 9/1/2021                   AAA                   2,111,320
   1,900,000            New Orleans, LA, GO Refunding Bonds,
                        6.20% (AMBAC INS)/(Original Issue
                        Yield: 6.30%), 10/1/2021                  AAA                   1,983,030
   4,750,000            New Orleans, LA, GO UT Capital
                        Appreciation Bonds, .01% (AMBAC
                        INS)/(Original Issue Yield: 7.10%),
                        9/1/2013                                  AAA                   3,307,045
   980,000              New Orleans, LA, GO UT Refunding
                        Bonds, 5.875% (AMBAC INS)/(Original
                        Issue Yield: 6.00%), 10/1/2011            AAA                   1,020,062
   1,145,000            Orleans, LA, Levee District,
                        Refunding Revenue Bonds (Series A),
                        5.95% (FSA INS)/(Original Issue
                        Yield: 6.039%), 11/1/2014                 AAA                   1,221,612
   790,000              Ouachita Parish, LA, East Ouachita
                        Parish School District, GO UT, 5.75%
                        (FGIC LOC)/(Original Issue Yield:
                        5.78%), 3/1/2020                          AAA                   874,570
   780,000              Ouachita Parish, LA, East Ouachita
                        Parish School District, GO UT, 5.75%
                        (FGIC LOC)/(Original Issue Yield:
                        5.81%), 3/1/2021                          AAA                   863,499
   1,020,000            Ouachita Parish, LA, East Ouachita
                        Parish School District, GO UT, 5.75%
                        (FGIC LOC)/(Original Issue Yield:
                        5.85%), 3/1/2024                          AAA                   1,129,191
   1,000,000            Rapides Parish, LA, Consolidated
                        School District No. 62, GO UT
                        (Series A), 5.00% (Original Issue
                        Yield: 5.00%), 3/1/2018                   AAA                   1,054,530
   2,500,000            Rapides Parish, LA, Industrial
                        Development, Refunding Revenue
                        Bonds, 5.875% (AMBAC LOC)/(Original
                        Issue Yield: 5.95%), 9/1/2029             AAA                   2,791,725
   1,000,000            Shreveport, LA, GO UT  Public
                        Improvement Bonds, 5.00%, 3/1/2017        AAA                   1,058,540
   870,000              Shreveport, LA, GO UT (Series A),
                        4.00% (Original Issue Yield: 4.03%),
                        11/1/2012                                 AAA                   892,028
   750,000              Shreveport, LA, Revenue Bonds
                        (Series A), 5.375% (FSA INS),
                        1/1/2028                                  AAA                   765,833
   500,000              Shreveport, LA, Revenue Bonds
                        (Series B), 5.375% (FSA INS),
                        1/1/2024                                  AAA                   517,190
   1,315,000            Shreveport, LA, Water & Sewer,
                        (Series C), 4.00% (FGIC
                        LOC)/(Original Issue Yield: 3.80%),
                        6/1/2014                                  AAA                   1,338,236
   500,000              St. Charles Parish, LA,
                        Environmental Improvement Revenue
                        Bonds, 5.95% (LA Power & Light
                        Co.)/(FSA INS)/(Original Issue
                        Yield: 5.986%), 12/1/2023                 AAA                   506,210
   1,000,000            St. Charles Parish, LA, Solid Waste
                        Disposal Revenue Bonds, 7.00% (LA
                        Power & Light Co.)/(AMBAC
                        INS)/(Original Issue Yield: 7.04%),
                        12/1/2022                                 AAA                   1,003,780
   500,000              St. Tammany Parish, LA, Wide School
                        District No. 12, GO UT, 5.375% (FSA
                        INS), 3/1/2013                            AAA                   519,715
   625,000              State Colleges & Universities, LA,
                        Recreational Facility Improvements,
                        5.50% (University of Southwestern,
                        LA Cajundome)/(MBIA Insurance Corp.
                        LOC)/(Original Issue Yield: 5.499%),
                        9/1/2017                                  AAA                   681,919
   500,000              State Colleges & Universities, LA,
                        Revenue Bonds, 5.65% (University of
                        Southwestern, LA Cajundome)/(MBIA
                        Insurance Corp. INS), 9/1/2026            AAA                   543,430
                        Total                                                           79,100,435
                        Total Municipal bonds (identified
                        cost $75,528,495)                                               80,229,942
                        Mutual Fund--3.6%3
   2,998,232            Federated Tax-Free Obligations Fund
                        (at net asset value)                                            2,998,232
                        Total investments---100.8%
                        (identified cost $78,585,539) 4                                 83,228,174
                        other assets and
                        liabilities---net---(0.8)%                                      (688,218)
                        Total net assets---100%                                      $  82,539,956


 (1)   Please refer to the Appendix of the Statement of Additional
       Information for an explanation of the credit ratings. Current ratings are unaudited.
(2)    Securities that are subject to the federal alternative minimum tax
       (AMT) represent 6.0% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
(3)    Affiliated company.
(4) The cost of investments for federal tax purposes amounts to $78,526,727. The net unrealized appreciation of investments for federal tax purposes was $4,701,447. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,758,712 and net unrealized depreciation from investments for those securities having an excess of cost over value
       $57,265.

Note: The categories of investments are shown as a percentage of total net assets at
November 30, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
HFA         --Housing Finance Authority
IDB         --Industrial Development Bond
INS         --Insured
LLC         --Limited Liability Corporation
LOC         --Letter of Credit
SFM         --Single Family Mortgage
UT          --Unlimited Tax

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market date the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.





























Hibernia Mid-Cap Equity Fund
Portfolio of Investments
November 30, 2004 (unaudited)

    Shares                                                                        Value
                           Common Stocks--97.8%
                           Commercial Services--6.6%
    22,300                 Banta Corp.                                        $   992,350
    44,800                 Brinks Co. (The)                                       1,729,728
    56,000          1      Copart, Inc.                                           1,209,600
    13,490          1      Dun & Bradstreet Corp.                                 800,766
    39,100                 Ikon Office Solutions, Inc.                            441,048
    33,500                 SEI Investments, Co.                                   1,310,185
                           Total                                                  6,483,677
                           Communications--0.8%
    5,980                  CenturyTel, Inc.                                       196,862
    7,420                  Telephone and Data System, Inc.                        575,050
                           Total                                                  771,912
                           Consumer Durables--5.7%
    78,300          1      Activision, Inc.                                       1,230,876
    11,200                 Centex Corp.                                           587,664
    15,575                 D. R. Horton, Inc.                                     548,396
    11,580                 Lennar Corp., Class A                                  520,289
    4,330           1      Mohawk Industries, Inc.                                379,741
    35,000                 Polaris Industries, Inc., Class A                      2,306,500
                           Total                                                  5,573,466
                           Consumer Non-Durables--5.1%
    33,500                 American Greetings Corp., Class A                      891,770
    22,250                 Blyth Industries, Inc.                                 652,148
    15,000          1      Coach, Inc.                                            747,600
    15,000          1      Constellation Brands, Inc., Class A                    670,500
    15,290                 Hormel Foods Corp.                                     468,027
    58,000                 PepsiAmericas, Inc.                                    1,224,380
    19,360                 Tyson Foods, Inc., Class A                             317,310
                           Total                                                  4,971,735
                           Consumer Services--4.3%
    14,944          1      Apollo Group, Inc., Class A                            1,191,037
    7,710           1      Education Management Corp.                             255,509
    37,180                 Gtech Holdings Corp.                                   897,897
    10,680          1      Pixar, Inc.                                            968,356
    31,460                 Ruby Tuesday, Inc.                                     866,723
                           Total                                                  4,179,522
                           Distribution Services--1.7%
    16,760          1      Avnet, Inc.                                            308,384
    5,980                  CDW Corp.                                              393,006
    50,000          1      Ingram Micro, Inc., Class A                            962,000
                           Total                                                  1,663,390
                           Electronic Technology--7.9%
    15,800          1      Altera Corp.                                           358,344
    111,800         1      Atmel Corp.                                            396,890
    33,500          1      Cree, Inc.                                             1,198,630
    12,530                 Harris Corp.                                           829,361
    11,080                 Imation Corp.                                          356,887
    16,760          1      Jabil Circuit, Inc.                                    420,006
    32,280          1      MEMC Electronic Materials                              343,136
    18,880                 Microchip Technology, Inc.                             532,038
    21,300                 Plantronics, Inc.                                      877,347
    7,100                  Precision Castparts Corp.                              460,364
    6,460           1      Silicon Laboratories, Inc.                             194,704
    26,690          1      Storage Technology Corp.                               777,747
    20,100          1      United Defense Industries, Inc.                        910,530
                           Total                                                  7,655,984
                           Energy Minerals--3.3%
    22,000          1      Newfield Exploration Co.                               1,382,700
    40,200                 Valero Energy Corp.                                    1,880,958
                           Total                                                  3,263,658
                           Finance--18.5%
    48,100          1      AmeriTrade Holding Corp.                               670,033
    33,600                 American Capital Strategies Ltd.                       1,073,184
    16,823                 Amsouth Bancorporation                                 436,220
    30,000                 Astoria Financial Corp.                                1,245,000
    30,000                 Bank of Hawaii Corp.                                   1,456,500
    8,480                  City National Corp.                                    580,032
    12,910                 Downey Financial Corp.                                 745,423
    9,150                  Everest Re Group Ltd.                                  771,071
    26,898                 Fidelity National Financial, Inc.                      1,153,655
    33,000                 First American Financial Corp.                         1,087,350
    15,230                 First Horizon National Corp.                           665,551
    50,000                 HRPT Properties Trust                                  604,500
    40,000                 Hospitality Properties Trust                           1,797,600
    32,280                 IndyMac Bancorp, Inc.                                  1,048,777
    29,171                 North Fork Bancorp, Inc.                               840,125
    13,340                 Old Republic International Corp.                       333,367
    21,780                 PMI Group, Inc.                                        896,900
    17,630                 Radian Group, Inc.                                     903,538
    22,300                 Ryder Systems, Inc.                                    1,196,172
    18,100                 TCF Financial Corp.                                    559,471
                           Total                                                  18,064,469
                           Health Services--4.5%
    52,900          1      Humana, Inc.                                           1,312,978
    20,100          1      PacifiCare Health Systems, Inc.                        972,840
    14,500          1      Triad Hospitals, Inc.                                  532,005
    9,440                  Universal Health Services, Inc., Class B               429,709
    22,300          1      WellChoice, Inc.                                       1,092,477
                           Total                                                  4,340,009
                           Health Technology--5.8%
    15,000          1      Charles River Laboratories International, Inc.         701,250
    9,260                  Hillenbrand Industries, Inc.                           509,300
    17,900          1      Invitrogen Corp.                                       1,082,950
    19,220                 Mylan Laboratories, Inc.                               349,035
    44,800                 Perrigo Co.                                            808,192
    47,600          1      VISX, Inc.                                             1,230,936
    23,600          1      Varian Medical Systems, Inc.                           993,088
                           Total                                                  5,674,751
                           Industrial Services--3.9%
    16,750                 BJ Services Co.                                        848,723
    10,110                 Granite Construction, Inc.                             268,319
    22,530                 Helmerich & Payne, Inc.                                735,154
    20,000          1      Varco International, Inc.                              594,800
    42,300                 Western Gas Resources, Inc.                            1,311,300
                           Total                                                  3,758,296
                           Miscellaneous--2.8%
    23,000                 S&P Depositary Receipts Trust, ADR                     2,689,160
                           Non-Energy Minerals--3.1%
    11,200                 Georgia-Pacific Corp.                                  410,032
    25,700                 Lafarge North America, Inc.                            1,288,855
    21,200                 Nucor Corp.                                            1,121,480
    4,510                  Vulcan Materials Co.                                   233,844
                           Total                                                  3,054,211
                           Process Industries--2.6%
    4,820                  Air Products & Chemicals, Inc.                         275,945
    18,400                 Albemarle Corp.                                        733,056
    14,500                 Cabot Corp.                                            545,925
    20,040                 Cytec Industries, Inc.                                 974,144
                           Total                                                  2,529,070
                           Producer Manufacturing--4.8%
    29,760                 AMETEK, Inc.                                           972,556
    20,000                 Cummins, Inc.                                          1,592,400
    8,670           1      Energizer Holdings, Inc.                               404,889
    9,260                  Johnson Controls, Inc.                                 568,564
    13,400                 Lear Corp.                                             777,200
    9,450                  SPX Corp.                                              388,490
                           Total                                                  4,704,099
                           Retail Trade--6.2%
    31,110                 Abercrombie & Fitch Co., Class A                       1,417,060
    42,300          1      Barnes & Noble, Inc.                                   1,145,484
    67,100                 Claire's Stores, Inc.                                  1,365,485
    0               1      GameStop Corp.                                         6
    30,000          1      Pacific Sunwear of California                          666,300
    39,490                 Ross Stores, Inc.                                      1,062,281
    16,370                 Ruddick Corp.                                          357,030
                           Total                                                  6,013,646
                           Technology Services--2.2%
    9,440           1      Affiliated Computer Services, Inc., Class A            558,659
    11,200          1      BMC Software, Inc.                                     208,096
    16,860          1      Intuit, Inc.                                           705,422
    25,430          1      SunGard Data Systems, Inc.                             674,149
                           Total                                                  2,146,326
                           Transportation--2.9%
    8,480                  CNF Transportation, Inc.                               396,440
    8,570                  Expeditors International Washington, Inc.              456,438
    7,330                  Overseas Shipholding Group, Inc.                       481,508
    44,000                 Tidewater, Inc.                                        1,492,920
                           Total                                                  2,827,306
                           Utilities--5.1%
    20,810                 Energy East Corp.                                      523,788
    52,900                 MDU Resources Group, Inc.                              1,444,699
    11,134                 NSTAR                                                  563,937
    27,900                 National Fuel Gas Co.                                  786,780
    18,175                 PNM Resources, Inc.                                    462,372
    23,280                 Questar Corp.                                          1,182,857
                           Total                                                  4,964,433
                           Total Common Stocks
                           (identified cost $76,165,581)                          95,329,120
                           Mutual Fund--1.8%
    1,767,000              Fidelity Institutional Cash Treasury Money
                           Market Fund (at net asset value)                       1,767,000
                           Total Investments- 99.6%

                           (identified cost $77,932,581)2                     $   97,096,120
                           other assets and liabilities - net - 0.4%              410,402
                           total net assets - 100%                                97,506,522

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts to
       $77,932,581. The net unrealized appreciation of investments for federal tax purpose was $19,163,539. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost $20,309,230 and net unrealized depreciation from investments for those securities having an excess of cost over value
       $1,145,691.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.

















Hibernia Total Return Bond Fund
Portfolio of Investments
November 30, 2004 (unaudited)

   Principal
   Amount                                                                         Value
                           Corporate Bonds--31.9%
                           Consumer Durables--5.0%
$  1,500,000               Ford Motor Co., Note, 7.25%, 10/1/2008             $   1,603,395
   1,000,000               General Motors Corp., Bond, 6.25%, 5/1/2005            1,012,370
                           Total                                                  2,615,765
                           Consumer Non-Durables--2.9%
   1,500,000               Nabisco, Inc., Note, 6.375%, 2/1/2035                  1,514,865
                           Finance--14.8%
   1,000,000               Aflac, Inc., 6.50%, 4/15/2009                          1,084,420
   500,000                 Boeing Capital Corp., Sr. Note, Series MTN,
                           5.40%, 11/30/2009                                      525,335
   750,000                 CIT Group, Inc., Deb., 5.875%, 10/15/2008              796,380
   1,000,000               J.P. Morgan Chase & Co., Note, 5.25%, 5/1/2015         996,910
   1,000,000               Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008          1,080,110
   1,500,000               Old Republic International Corp., Deb., 7.00%,
                           6/15/2007                                              1,614,120
   1,500,000               Swiss Bank Corp. New York, Sub. Note, 7.25%,
                           9/1/2006                                               1,598,400
                           Total                                                  7,695,675
                           Process Industries--1.1%
   550,000                 Lubrizol Corp., 5.875%, 12/1/2008                      572,038
                           Retail Trade--3.1%
   1,000,000               Dayton-Hudson Corp., Note, 7.50%, 7/15/2006            1,068,390
   500,000                 Target Corp., Note, 5.375%, 6/15/2009                  526,655
                           Total                                                  1,595,045
                           Technology Services--2.1%
   1,000,000               First Data Corp., Note, 5.80%, 12/15/2008              1,071,320
                           Utilities--2.9%
   1,500,000               Progress Energy Carolinas, Inc., 1st Mtg. Note,
                           5.125%, 9/15/2013                                      1,514,190
                           Total Corporate BondS (identified cost
                           $15,905,990)                                           16,578,898
                           Government Agencies--16.9%
                           Federal Home Loan Bank--1.1%
   550,000                 7.01%, 6/14/2006                                       582,274
                           Federal Home Loan Mortgage Corporation--4.5%
   2,000,000               Unsecd. Note, 6.75%, 9/15/2029                         2,343,540
                           Federal National Mortgage Association--11.3%
   800,000                 Bond, 6.625%, 11/15/2030                               926,736
   1,500,000               Note, 6.00%, 12/15/2005                                1,547,340
   2,200,000               Unsecd. Note, 7.00%, 7/15/2005                         2,260,214
   1,000,000               Unsecd. Note, 7.125%, 6/15/2010                        1,146,060
                           Total                                                  5,880,350
                           Total Government Agencies (identified cost
                           $8,165,659)                                            8,806,164
                           Mortgage Backed Securities--18.2%
                           Federal Home Loan Mortgage Corporation
                           15-Year--5.0%
   827,796                 Pool E98632, 5.00%, 8/1/2018                           838,921
   1,746,486               Pool G11536, 4.50%, 4/1/2014                           1,754,136
                           Total                                                  2,593,057
                           Federal Home Loan Mortgage Corporation
                           30-Year--3.7%
   1,878,622               Pool G08003, 6.00%, 7/1/2034                           1,936,146
                           Federal National Mortgage Association
                           20-Year--2.1%
   1,055,358               Pool 254739, 6.00%, 4/1/2023                           1,094,934
                           Federal National Mortgage Association
                           30-Year--0.0%
   2,569                   Pool 76204, 11.00%, 6/1/2019                           2,875
   3,192                   Pool 85131, 11.00%, 5/1/2017                           3,607
                           Total                                                  6,482
                           Government National Mortgage Association
                           15-Year--0.6%
   264,869                 Pool 420153, 7.00%, 9/15/2010                          282,335
                           Government National Mortgage Association
                           30-Year--6.8%
   16,686                  Pool 147875, 10.00%, 3/15/2016                         18,714
   36,962                  Pool 168511, 8.00%, 7/15/2016                          40,358
   2,488                   Pool 174673, 8.00%, 8/15/2016                          2,704
   9,353                   Pool 177145, 8.00%, 1/15/2017                          10,212
   382                     Pool 188080, 8.00%, 9/15/2018                          417
   7,641                   Pool 212660, 8.00%, 4/15/2017                          8,305
   23,535                  Pool 216950, 8.00%, 6/15/2017                          25,756
   4,372                   Pool 217533, 8.00%, 5/15/2017                          4,752
   5,743                   Pool 225725, 10.00%, 9/15/2020                         6,459
   3,321                   Pool 227430, 9.00%, 8/15/2019                          3,718
   2,591                   Pool 253449, 10.00%, 10/15/2018                        2,927
   10,828                  Pool 279619, 10.00%, 9/15/2019                         12,253
   6,092                   Pool 287853, 9.00%, 4/15/2020                          6,831
   3,706                   Pool 288967, 9.00%, 4/15/2020                          4,150
   6,048                   Pool 289082, 9.00%, 4/15/2020                          6,734
   8,045                   Pool 291100, 9.00%, 5/15/2020                          9,020
   31,683                  Pool 302101, 7.00%, 6/15/2024                          33,911
   46,056                  Pool 345031, 7.00%, 10/15/2023                         49,438
   50,464                  Pool 345090, 7.00%, 11/15/2023                         54,013
   33,214                  Pool 360772, 7.00%, 2/15/2024                          35,736
   27,913                  Pool 404653, 7.00%, 9/15/2025                          29,833
   36,504                  Pool 408884, 7.00%, 9/15/2025                          39,036
   26,562                  Pool 410108, 7.00%, 9/15/2025                          28,388
   16,775                  Pool 410786, 7.00%, 9/15/2025                          17,928
   129,533                 Pool 415427, 7.50%, 8/15/2025                          139,571
   22,820                  Pool 415865, 7.00%, 9/15/2025                          24,389
   94,600                  Pool 418781, 7.00%, 9/15/2025                          101,163
   63,494                  Pool 420157, 7.00%, 10/15/2025                         68,157
   311,301                 Pool 532641, 7.00%, 12/15/2030                         331,729
   1,947,348               Pool 615486, 5.50%, 7/15/2034                          1,977,765
   402,454                 Pool 780717, 7.00%, 2/15/2028                          430,626
                           Total                                                  3,524,993
                           Total Mortgage Backed Securities (identified
                           cost $9,364,223)                                       9,437,947
                           Municipals--7.9%
   1,175,000               Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA
                           INS), 12/1/2010                                        1,265,639
   2,000,000               New Orleans, LA Aviation Board, Revenue Bonds,
                           7.10% Bonds (AMBAC INS), 10/1/2027                     2,105,460
   360,000                 Vail, CO Sales Tax Revenue, Refunding Revenue
                           Bonds, 6.00% Bonds (MBIA Insurance Corp. LOC),
                           12/1/2006                                              378,083
   350,000                 Vail, CO Sales Tax Revenue, Refunding Revenue
                           Bonds, 6.05% Bonds (MBIA Insurance Corp. LOC),
                           12/1/2007                                              373,244
                           Total MUNICIPALS (identified cost $3,870,180)          4,122,426
                           U.S. Treasury--9.9%
                           U.S. Treasury Bonds--6.2%
   1,300,000               12.50%, 8/15/2014                                      1,789,736
   1,250,000               6.125%, 11/15/2027                                     1,425,775
                           Total                                                  3,215,511
                           U.S. Treasury Note--3.7%
   2,000,000               4.00%, 2/15/2014                                       1,949,380
                           Total U.S. TREASURY (identified cost $5,298,383)       5,164,891
                           Mutual Fund--1.1%
   579,000                 Fidelity Institutional Cash Treasury Money
                           Market Fund (at net asset value)                       579,000
                           REPURCHASE AGREEMENT--13.1%
   6,800,000               Repurchase agreement with Merrill Lynch,
                           Pierce, Fenner and Smith, 1.900%, dated
                           11/30/2004  to be repurchased at $6,800,359 on
                           12/1/2004, collateralized by a U.S. Treasury
                           Obligation with maturity of 12/16/2004,
                           collateral market value of $6,936,000 (at
                           amortized cost)                                        6,800,000
                           Total investments--99.0% (identified cost
                           $49,689,400)(2)                                        51,489,326
                           other assets and liabilities--net---1.1%                548,616
                           Total net assets---100%                            $   52,037,942

 (1) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2) The cost of investments for federal tax purposes amounts to $49,983,435. The net unrealized appreciation of investments for federal tax purposes was $1,505,891. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,868,333 and net unrealized depreciation from investments for those securities having an excess of cost value of $362,441.

Note: The categories of investments are shown as a percentage of total net assets at
November 30, 2004.

The following acronyms are used throughout this portfolio:
   AMBAC   --American Municipal Bond Assurance Corporation
   FHLB    --Federal Home Loan Bank
   FSA     --Financial Security Assurance
   FHLMC   --Federal Home Loan Mortgage Corporation
   FNMA    --Federal National Mortgage Association
   GO      --General Obligation
   INS     --Insured
   LOC     --Letter of Credit
   MTN     --Medium Term Note
   UT      --Unlimited Tax
Investment Valuation
U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the
 prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open end regulated investments companies are valued at net asset value.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

























Hibernia U.S. Government Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)

    Principal
    Amount
    or Shares                                                                        Value
                          LONG-TERM OBLIGATIONS--94.8%
                          Corporate Bonds--15.6%
$   2,000,000             Boeing Capital Corp., 6.350%, 11/15/2007           $       2,147,320
    2,000,000             Computer Sciences Corp., 7.375%, 6/15/2011                 2,306,300
    1,500,000             GE Global Insurance, 7.500%, 6/15/2010                     1,688,190
    2,500,000             General Electric Capital Corp., 2.850%,
                          1/30/2006                                                  2,495,500
    1,000,000             Ingersoll-Rand Co., 6.250%, 5/15/2006                      1,043,050
    1,000,000             J.P. Morgan & Co., Inc., 6.000%, 1/15/2009                 1,064,900
    1,000,000             J.P. Morgan Chase & Co., 5.250%, 5/1/2015                  996,910
    500,000               Wal-Mart Stores, Inc., 4.150%, 6/15/2005                   503,580
                          Total CORPOARTE BONDS                                      12,245,750
                          Government Agencies--30.3%
                          Federal Farm Credit System--2.6%
    2,000,000             4.450%, 8/27/2010                                          2,029,740
                          Federal Home Loan Bank--6.4%
    2,000,000             4.125%, 4/28/2009                                          1,989,720
    2,000,000             5.980%, 6/18/2008                                          2,155,740
    850,000               7.010%, 6/14/2006                                          899,878
                          Total                                                      5,045,338
                          Federal Home Loan Mortgage Corporation--5.8%
    3,000,000             2.500%, 12/4/2006                                          2,954,010
    1,500,000             5.825%, 2/9/2006                                           1,549,785
                          Total                                                      4,503,795
                          Federal National Mortgage Association--15.5%
    2,500,000             1.000%, 5/19/2008                                          2,484,200
    3,000,000             2.500%, 6/15/2006                                          2,974,530
    2,100,000             3.250%, 12/6/2004                                          2,068,626
    2,000,000             3.250%, 2/15/2009                                          1,954,340
    1,000,000             5.750%, 6/15/2005                                          1,017,490
    1,000,000             6.000%, 5/15/2008                                          1,076,640
    465,000               6.460%, 6/29/2012                                          523,246
                          Total                                                      12,099,072
                          Total Government Agencies                                  23,677,945
                          Mortgage Backed Securities--16.9%
                          Federal Home Loan Mortgage Corporation 15
                          Year--4.5%
    3,492,972             4.500%, 4/1/2014                                           3,508,271
                          Federal Home Loan Mortgage Corporation 30
                          Year--1.7%
    120,875               6.000%, 11/1/2006                                          123,472
    939,311               6.000%, 7/1/2034                                           968,073
    96,965                8.750%, 2/1/2017                                           106,359
    5,142                 9.000%, 6/1/2016                                           5,654
    149                   9.000%, 9/1/2016                                           164
    736                   9.000%, 10/1/2016                                          809
    7,679                 9.000%, 1/1/2017                                           8,445
    11,655                9.500%, 10/1/2019                                          13,028
    33,172                10.000%, 5/1/2014                                          36,749
    18,766                10.000%, 6/1/2018                                          20,977
                          Total
                          Federal National Mortgage Association 15 Year
                          --0.1%
    60,727                7.000%, 8/1/2012                                           64,579
                          Federal National Mortgage Association 20 Year
                          --1.4%
    1,055,358             6.000%, 4/1/2023                                           1,094,934
                          Federal National Mortgage Association
                          30-Year--1.1%
    221,889               5.000%, 4/1/2009                                           226,813
    61,185                6.500%, 1/1/2008                                           63,040
    210,238               7.000%, 12/1/2031                                          222,982
    315,395               7.500%, 7/1/2031                                           337,375
    16,806                9.500%, 8/1/2020                                           18,792
                          Total
                          Government National Mortgage Association 15
                          Year--2.3%
    633,547               6.000%, 3/20/2017                                          668,589
    103,639               6.500%, 2/15/2017                                          110,764
    923,405               7.000%, 12/15/2008                                         975,346
    8,469                 7.000%, 11/15/2009                                         9,001
    51,388                7.000%, 9/15/2010                                          54,777
                          Total
                          Government National Mortgage Association 30
                          Year--5.8%
    1,947,348             5.500%, 7/15/2034                                          1,977,765
    148,855               6.500%, 4/15/2029                                          157,182
    331,530               7.000%, 9/15/2023                                          355,152
    347,544               7.000%, 6/20/2030                                          369,481
    133,183               7.000%, 2/15/2032                                          141,839
    235,526               7.000%, 3/15/2032                                          250,762
    58,421                7.500%, 10/15/2022                                         63,204
    91,269                7.500%, 3/15/2026                                          98,399
    125,653               7.500%, 9/15/2026                                          135,392
    77,845                7.500%, 11/20/2029                                         83,441
    104,100               7.500%, 12/20/2029                                         111,582
    72,116                7.500%, 12/20/2030                                         77,277
    122,068               8.000%, 1/15/2022                                          134,122
    96,554                8.000%, 4/15/2022                                          105,908
    78,253                8.000%, 8/15/2022                                          85,834
    32,197                8.000%, 11/15/2022                                         35,437
    80,518                8.000%, 10/15/2029                                         87,664
    55,784                8.000%, 1/20/2030                                          60,525
    59,724                8.000%, 2/20/2030                                          64,801
    78,128                8.000%, 3/20/2030                                          84,769
    17,443                8.500%, 2/20/2025                                          19,056
    31,587                9.000%, 2/15/2020                                          35,368
    19,653                9.500%, 6/15/2020                                          22,140
                          Total                                                      4,557,100
                          Total Mortgage Backed Securities                           13,196,093
                          U.S. Treasury--32.0%
                          Treasury Inflation-Indexed Note--9.0%
    2,938,425             3.625%, 1/15/2008                                          3,218,956
    2,887,700             3.875%, 4/15/2029                                          3,811,764
                          Total                                                      7,030,720
                          U.S. Treasury Bonds--8.4%
    1,500,000             6.000%, 2/15/2026                                          1,682,115
    1,500,000             7.250%, 5/15/2016                                          1,855,785
    1,000,000             7.250%, 8/15/2022                                          1,265,940
    500,000               7.875%, 2/15/2021                                          664,455
    300,000               8.500%, 2/15/2020                                          417,141
    500,000               8.750%, 5/15/2020                                          710,470
                          Total                                                      6,595,906
                          U.S. Treasury Notes--14.6%
    4,500,000             5.625%, 2/15/2006                                          4,656,105
    1,000,000             6.125%, 8/15/2007                                          1,075,160
    1,500,000             6.250%, 2/15/2007                                          1,601,490
    1,000,000             6.500%, 5/15/2005                                          1,018,479
    1,000,000             7.000%, 7/15/2006                                          1,064,690
    2,000,000             7.500%, 2/15/2005                                          2,024,140
                          Total                                                      11,440,064
                          Total U.S. Treasury                                        25,066,690
                          Total long-term obligations (identified cost
                          $71,488,928)                                               74,186,478
                          Mutual Fund--4.1%
    3,199,700             Fidelity Institutional Cash Treasury Money
                          Market Fund (at net asset value)                           3,199,700
                          Total investments--98.9% (identified cost
                          $74,688,628)(2)                                            77,386,178
                          other assets and liabilities--net---1.1%                    827,845
                          Total net assets---100%                            $       78,214,023


(1) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2) The cost of investments for federal tax purposes amounts to $75,409,629. The net unrealized appreciation of investments for federal tax purposes was $1,976,549. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,480,629 and net unrealized depreciation from investments for those securities having an excess of cost value of $504,080.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the process provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investments companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").
















Hibernia U.S. Treasury Money Market Fund
Portfolio of Investments
November 30, 2004 (unaudited)

   Principal
   Amount
   or Shares                                                                     Value
                       (1) U.S. Treasury --55.5%
                       U.S. Treasury Bills--55.5%
$  5,000,000           1.488%, 12/2/2004                                  $      4,999,793
   7,000,000           1.500% - 1.710% 12/30/2004                                6,990,696
   7,500,000           1.545% - 1.640%, 12/9/2004                                7,497,319
   10,000,000          1.650% - 1.905%, 12/16/2004                               9,992,594
   5,000,000           1.650%, 1/20/2005                                         4,988,542
   9,000,000           1.775% - 1.890%, 1/6/2005                                 8,983,565
   10,000,000          1.800% - 1.810%, 12/23/2004                               9,988,970
   11,000,000          1.915% - 1.945%,  1/27/2005                               10,966,362
   10,000,000          1.930%, 1/13/2005                                         9,976,947
   7,000,000           2.020%, 2/3/2005                                          6,974,862
                       Total U.S. Treasury                                       81,359,650
                       Mutual Fund--2.7%
   3,986,000           Fidelity Institutional Cash Treasury Money
                       Market Fund                                               3,986,000
                       Repurchase Agreements--41.9%
   31,310,000          Repurchase agreement with Morgan Stanley & Co.,
                       Inc., 1.870%, dated 11/30/2004 to be
                       repurchased at $31,311,626 on 12/1/2004,
                       collateralized by U S Treasury Obligation  with
                       maturity of 5/15/18, collateral market value of
                       $31,341,930                                               31,310,000
   30,000,000          Repurchase agreement with Merrill Lynch,
                       Pierce, Fenner and Smith, 1.900%, dated
                       11/30/2004, to be repurchased at $30,001,583 on
                       12/1/2004, collateralized by U S  Treasury
                       Obligation with maturity of 12/23/04,
                       collateral market value of $30,030,602                    30,000,000
                       Total repuechase agreements                               61,310,000
                       Total investments--100.1% (at amortized cost)1             146,655,650
                       other assets and liabilities--net---(0.1)%                 (134,974)
                       Total net assets---100%                            $      146,520,676


1      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the process provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investments companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/  Charles L. Davis, Jr., Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005